Shareholder Report, Holdings (Details) - CNIC ICE U.S. Carbon Neutral Power Futures Index ETF	Oct. 31, 2024
First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.20%
Regional Greenhouse Gas Initiative Vintage 2024 Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
CAISO SP15-Day-Ahead Peak Fixed Price Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
NYISO Zone G Day-Ahead Peak Fixed Price Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
NYISO Zone G Day-Ahead Peak Fixed Price Futures Contracts 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[2]
CAISO SP15-Day-Ahead Peak Fixed Price Futures Contracts [Member] [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[2]
ISO New England Massachusetts Hub Day-Ahead Peak Fixed Price Futures Cotracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[2]
NYISO Zone G Day-Ahead Peak Fixed Price Futures Contracts 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[2]
PJM Western Hub Real-Time Peak (1 MW) Fixed Price Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[2]
Open Futures Contracts Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.60%)
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%

[1]	Less than 0.05% of net assets.
[2]	Less than (0.05%) of net assets.